CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Treasury Stock CNY (¥)	Treasury Stock USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated other comprehensive income (loss) USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Total VNET Group, Inc. shareholders' equity CNY (¥)	Total VNET Group, Inc. shareholders' equity USD ($)	Noncontrolling interest CNY (¥)	Noncontrolling interest USD ($)	CNY (¥) shares	USD ($) shares
Beginning Balance (in shares) at Dec. 31, 2021 | shares	890,714,046	890,714,046
Beginning balance at Dec. 31, 2021	¥ 60				¥ 15,198,055		¥ (90,443)		¥ 74,462		¥ (7,590,382)		¥ 7,242,229		¥ 358,772		¥ 7,601,001
Treasury stock, beginning balance at Dec. 31, 2021			¥ (349,523)
Consolidated net loss											(775,952)		(775,952)		13,958		(761,994)
Disposal of noncontrolling interest															(487)		(487)
Share-based compensation					41,871								41,871				41,871
Appropriation of statutory reserves									3,534		(3,534)
Share options exercised (in shares) | shares	2,802	2,802
Restricted share units vested (shares) | shares	5,666,844	5,666,844
Settlement of share options and restricted share units with shares held by depository bank | shares	(5,669,646)	(5,669,646)
Foreign exchange difference							101,465						101,465				101,465
Ending Balance (in shares) at Dec. 31, 2022 | shares	890,714,046	890,714,046
Ending balance at Dec. 31, 2022	¥ 60				15,239,926		11,022		77,996		(8,369,868)		6,609,613		372,243		6,981,856
Treasury stock, ending balance at Dec. 31, 2022			(349,523)
Consolidated net loss											(2,643,836)		(2,643,836)		46,667		(2,597,169)
Issuance of ordinary shares, net of issurance cost					2,084,356								2,084,403				2,084,403
Issuance of new shares for restricted share units vested(in shares) | shares	650,424,192	650,424,192
Issuance of new shares for restricted share units vested	¥ 47
Contribution by noncontrolling interest															116,996		116,996
Acquistion of noncontrolling interest					(27,200)								(27,200)		(30,471)		(57,671)
Appropriation of dividend															(5,467)		(5,467)
Share-based compensation					16,800								16,800				¥ 16,800
Appropriation of statutory reserves									2,619		(2,619)
Reissuance of treasury stock for share option exercise and restricted share units vested shares | shares	3,252,768	3,252,768															3,252,768	3,252,768
Reissuance of treasury stock for share option exercise and restricted share units vested			(22,570)		22,570
Restricted share units vested (shares) | shares	3,043,692	3,043,692
Settlement of restricted share units by reissuance of treasury stock (in shares) | shares	(3,043,692)	(3,043,692)
Foreign exchange difference							(25,365)						(25,365)				¥ (25,365)
Ending Balance (in shares) at Dec. 31, 2023 | shares	1,544,391,006	1,544,391,006
Ending balance at Dec. 31, 2023	¥ 107				17,291,312		(14,343)		80,615		(11,016,323)		6,014,415		499,968		6,514,383
Treasury stock, ending balance at Dec. 31, 2023			(326,953)														(6,014,415)
Consolidated net loss											183,200		183,200		65,223		248,423
Share issued to depositary bank	¥ 3				(3)
Shares issued to depositary bank (in shares) | shares	39,000,000	39,000,000
Issuance of ordinary shares, net of issurance cost					(2)
Issuance of new shares for restricted share units vested(in shares) | shares	34,744,206	34,744,206
Issuance of new shares for restricted share units vested	¥ 2
Contribution by noncontrolling interest															16,000		16,000
Acquistion of noncontrolling interest					1,152								1,152				1,152
Appropriation of dividend															(26,272)		(26,272)
Share-based compensation					(147,784)								(147,784)				(147,784)
Shares from bonus conversion (in shares) | shares	12,898,272	12,898,272
Shares from bonus conversion					23,510								23,510				¥ 23,510
Appropriation of statutory reserves									26,765		(26,765)
Reissuance of treasury stock for share option exercise and restricted share units vested shares | shares	23,788,254	23,788,254															23,788,254	23,788,254
Reissuance of treasury stock for share option exercise and restricted share units vested			165,061		(165,061)
Restricted share units vested | $		$ (20,491,014)
Settlement of restricted share units and bonus conversion by reissuance of treasury stock and shares issued to depository banks (in shares) | shares	33,389,286	33,389,286
Changes in fair value due to instrument-specific credit risk							14,243						14,243				¥ 14,243	$ 1,951,000
Unrealized gain on available-for-sale debt securities							3,084						3,084				3,084	423,000
Foreign exchange difference							(21,488)						(21,488)				(21,488)
Ending Balance (in shares) at Dec. 31, 2024 | shares	1,641,923,466	1,641,923,466
Ending balance at Dec. 31, 2024	¥ 112	$ 15,000			¥ 17,298,692	$ 2,369,911,000	¥ (18,504)	$ (2,535,000)	¥ 107,380	$ 14,711,000	¥ (10,859,888)	$ (1,487,799,000)	¥ 6,365,900	$ 872,124,000	¥ 554,919	$ 76,024,000	6,920,819	948,148,000
Treasury stock, ending balance at Dec. 31, 2024			¥ (161,892)	$ (22,179,000)													¥ (6,365,900)	$ (872,124,000)